Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial assets [line items]
Other Financial Assets	$ 10,093,626	$ 14,860,200
Debtors from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets [line items]
Other Financial Assets	107,542	107,860
Debtors from spot sales of government securities pending settlement [member]
Disclosure of other financial assets [line items]
Other Financial Assets	1,239,870	243,816
Sundry debtors [member]
Disclosure of other financial assets [line items]
Other Financial Assets	4,819,857	6,295,414
Mutual funds [member]
Disclosure of other financial assets [line items]
Other Financial Assets	2,760,728	6,789,474
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	484,028	875,839
Others [member]
Disclosure of other financial assets [line items]
Other Financial Assets	737,305	705,705
Minus: Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	$ (55,704)	$ (157,908)